Cover Page	Jan. 16, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 16, 2021
Entity Registrant Name	CHESAPEAKE ENERGY CORPORATION
Entity Central Index Key	0000895126
Amendment Flag	false
Entity Incorporation, State or Country Code	OK
Entity File Number	1-13726
Entity Tax Identification Number	73-1395733
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	(405)
Local Phone Number	848-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CHKAQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false